Accrued Expenses and Other Payables (Details) - Schedule of Accrued Expenses and Other Payables		Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)
Schedule of Accrued Expenses and Other Payables [Abstract]
Accrued expenses		$ 1,839,055	$ 235,526	$ 746,214
Refundable deposits received for employment services	[1]	4,374,532	560,241	4,790,267
Remuneration payables for customers’ employees	[2]	2,260,093	289,448	1,532,464
Other deposits received	[3]	80,090	10,257	88,451
Dividend Payable (Note 13)		5,865,364	751,170	5,942,366
Deferred income		47,000	6,019	65,800
Total		$ 14,466,134	$ 1,852,661	$ 13,165,562

[1]	It represented security deposits received from the customers to protect the Group from the loss that the Group may suffer from the termination of employment with the Group’s seconded employees.
[2]	It mainly comprised funds received from the customers in relation to retirement benefit contributions (including MPF and social insurance) and payroll funds of employees of the customers which are to be paid.
[3]	The deposits mainly represented the customers’ advance of payroll funds to ensure timely settlement of customer’s employees’ salaries and retirement benefit contributions to the relevant government authorities.